Other Current and Non-current Liabilities - Changes in Consolidated Other Current and Non-current Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Balance at beginning of period	$ 1,957	$ 1,756
Business combinations	6	0
Additions or increase in estimates	270	595
Releases or decrease in estimates	(486)	(301)
Reclassifications	8	4
Accretion expense	(58)	(28)
Foreign currency translation	29	(69)
Balance at end of period	1,726	1,957
Current provisions	661	659
Asset retirement obligations [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	553
Business combinations	6
Additions or increase in estimates	22
Releases or decrease in estimates	(119)
Reclassifications	34
Accretion expense	(24)
Foreign currency translation	(7)
Balance at end of period	465	553
Environmental liability [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	276
Business combinations	0
Additions or increase in estimates	1
Releases or decrease in estimates	(37)
Foreign currency translation	(7)
Balance at end of period	233	276
Legal proceedings provision [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	48
Business combinations	0
Additions or increase in estimates	11
Releases or decrease in estimates	(17)
Reclassifications	0
Accretion expense	(4)
Foreign currency translation	3
Balance at end of period	41	48
Valuation derivative instruments [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	37
Business combinations	0
Additions or increase in estimates	25
Releases or decrease in estimates	(29)
Foreign currency translation	17
Balance at end of period	50	37
Current provisions	48
Other liabilities and provisions [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	1,043
Business combinations	0
Additions or increase in estimates	211
Releases or decrease in estimates	(284)
Reclassifications	(26)
Accretion expense	(30)
Foreign currency translation	23
Balance at end of period	937	$ 1,043
Current provisions	$ 613